STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
CIK 0001846136 Riverview Acquisition Corp
Loss from Operation
Operating and formation costs							$ 885,394
Income from operations	$ (1,051,247)		$ 63		$ (8,413)	$ (1,984,187)	(885,394)
Other income (expense):
Interest earned on marketable securities held in Trust Account	316,380		0		0	403,623	35,768
Unrealized loss on marketable securities held in Trust Account	(12,860)		0		0	0	(36)
Change in fair value of warrant liabilities	(9,776,426)		0		0	(8,771,164)	7,694,024
Transaction costs							(1,283,477)
Total other loss	(9,472,906)		0		0	(8,367,541)	6,552,022
Net loss attributable to shareholders	$ (10,558,940)		$ 63		$ (8,413)	$ (10,386,515)	$ 5,666,628
CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member]
Other income (expense):
Weighted-average common shares outstanding - basic	25,000,000		0		0	25,000,000	11,392,405
Diluted weighted average shares outstanding (in shares)	25,000,000		0		0	25,000,000	11,392,405
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)	$ 0.32
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)	$ 0.32
CIK 0001846136 Riverview Acquisition Corp | Common Class B [Member]
Other income (expense):
Weighted-average common shares outstanding - basic	6,250,000	[1]	6,250,000	[1]	6,250,000 [1]	6,250,000 [1]	6,250,000
Diluted weighted average shares outstanding (in shares)	6,250,000		6,250,000		6,250,000	6,250,000	6,250,000
Earnings Per Share, Basic	$ (0.34)		$ 0		$ 0	$ (0.33)	$ 0.32
Earnings Per Share, Diluted	$ (0.34)		$ 0.00		$ 0.00	$ (0.33)	$ 0.32
Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Other income (expense):
Unrealized loss on marketable securities held in Trust Account							$ (36)
Change in fair value of warrant liabilities							$ 105,743

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).